20. Stock option	12 Months Ended
Dec. 31, 2017
Stock option
Stock option

20.	Stock option

The Company granted warrants to Brilliant King, Poseidon and Union Sky to purchase from the Company a total shares of 275,000 common stock for an aggregate purchase price of $55,000 or $200 per share together with issuance of convertible promissory notes (See Note 19 Convertible Bonds) in December 2014. 200,000 shares of option granted to Union Sky was expired on March 15, 2015, the remaining 75,000 shares of option could be exercised on or prior to the date of completion of the listing of the Company’s ordinary share on the New York Stock Exchange or the NASDAQ Stock Market, pursuant to the terms of the option agreement and subject to the closing conditions therein. Brilliant King and Poseidon exercised their options and remitted $12,000 and $3,000 to the Company on December 28, 2015, respectively.

In 2015, the Company granted Border Dragon Limited (“Boarder Dragon”), Central Able Investments Limited (“Central Able”), Yes Yield Investments Limited (“Yes Yield”) and Vision Edge options to purchase 216,674 shares of the Company’s common stock in total at an exercise price of $200 and $270 per share respectively for an aggregate purchase price of $55,002. All these options expired subsequently except that Yes Yield exercised its option to purchase 37,000 shares at a consideration of $10,000 and the payment was made on November 18, 2015 and the Company extended Yes Yield’s right to purchase the remaining 55,600 shares to June 30, 2016 pursuant to a supplemental agreement on October 31, 2015. The 55,600 shares of option was expired on June 30, 2016.